   [LOGO]
------------------------------------------                             [LOGO]

2222 Martin Street, Suite 230, Irvine, California 92715-1454 - (800) 374-2633

February 6, 1996

Dear Fellow Shareholders:

    U.S. stock markets had a record setting year, with the Dow Jones passing two 1000 point milestones: 4000 and 5000. This marks the first time that this has occurred in one year. The returns for 1995 were the best since 1958 for the S&P 500, which was up 6.02% for the quarter, and 37.58% for the year. The S&P MidCap 400 was up 1.41% for the quarter, and 30.94% for the year. The NASDAQ 100 Index was down 1.41% for the quarter, but up 43.20% for the year. All of the above are with dividends reinvested in the indices.

    The U.S. Dollar rallied from lows reached earlier in the year versus the German Mark and the Japanese Yen. The dollar traded in a range from 1.55 to 1.35 versus the mark, ending the year in the middle of the range at 1.44. The dollar rallied 30% off post World War II lows versus the yen, ending the year above 100, which is where the year began.

    Interest rates fell dramatically across the Treasury yield curve during 1995. Slowing economic growth and low inflation contributed to a 2% drop in yields. The short end of the curve fell the furthest, with the yield falling from 7.72% to 5.16%, a 257 basis point (bp) drop in the yield of two year notes. Yields on five year Treasury notes were down 245 bps, ten year notes were down 225 bps, and the thirty year bond was down 194 bps to yield 5.95% at year-end.

    As a result of the large drop in interest rates, 1995 was the best year for the bond market since 1985. Despite the two-to-thirty-year yield spread widening from last year's 17 bps, the yield curve is still relatively flat by historical standards. At year end, there was a 79 bp difference in yields between the two year note and the thirty year bond.

    Federal Reserve Board (the "Fed") lowered  short-term rates by 1/4% on  July
7. As we stated in our Semi-Annual Report, '...this Fed action is likely to be only the first step in a series.' On December 19, the Fed again lowered short-term rates by 1/4%, with the Federal Funds rate ending the year at 5 1/2%. Inflation, as measured by the consumer price index (CPI) rose 2.5% in 1995, the smallest increase in nine years, and the fourth year in a row that CPI was under 3%. We expect further cuts in short-term interest rates if the threat of inflation remains low, and the Fed's focus remains on increasing the pace of economic growth.

    Falling interest rates led to strong corporate bond issuance during all of 1995. 132 billion dollars in new bonds were issued in 1995. This was a 47% increase over 1994 when $90 billion in corporate bonds were issued, and interest rates were over two percent higher. The largest dollar amount, $40 billion, was issued in the industrial sector, which was a 100% increase over 1994. Due to the large increase in issuance, the yield spread of high grade industrial bonds to active US government bonds widened during the year. Spreads on high grade utility bonds also widened during the year. Low grade industrial and utility bonds saw spreads tighten during the year. Both low and high grade financial bonds saw spreads widen the most during the year, with widening of 10 to 40 bps seen.

    Thirty year mortgage backed securities traded in a range from 60 to 130 bps over thirty year Treasuries. The widest spread was early last year when yields on thirty year Treasuries were close to 8%. Spreads have widened recently, as the Treasury market has rallied below 6% making refinancing and new mortgage sales more attractive. Mortgage backed securities spreads are currently at 100 bps over Treasuries, wider than in the third quarter.

    Interest rates will continue to be a key to 1996 stock and bond market returns. A continued trend toward lower yields may influence investors out of the bond and money markets and into the domestic and international stock markets. The inflation rate and federal budget accord will be key to the bond market as well as to the direction of rates. Slow economic growth is keeping labor and raw material supplies in line, thus preventing a resurgence in inflation, and this should allow the Fed to continue to lower short-term interest rates.

    Analytic now has a Family of Funds heading in the Wall Street Journal and other leading financial newspapers. Three of our mutual funds can be found under our Analytic heading: the Short-Term Government Portfolio, the Master Fixed Income Portfolio, and the Optioned Equity Fund. Quotes can be obtained on these funds, the respective symbols being: ANSGX, ANMFX, ANALX. We are proud of the growth in assets in our Series of Mutual Funds, and the availability of daily prices in newspapers will make it easier for our valued shareholders to follow their investments.

SHORT-TERM GOVERNMENT PORTFOLIO

    For the quarter ending December 31, 1995, your Portfolio's net asset value increased 2.34%, while the Merrill Lynch 1 to 3 Year Treasury Index increased 2.52%. For the year ending December 31, 1995, your Portfolio's net asset value increased 10.54%, while the Merrill Lynch 1 to 3 Year Treasury Index increased 11.00%. At year end, the Portfolio's share price was $9.89 after paying its 30th consecutive monthly dividend (since public inception) from net investment income. The dividend paid on December 31 was $0.05 per share, and the SEC 30 day yield was 5.25%.

    We made minor adjustments to the fixed income positions of your Portfolio during the last six months. Currently your allocation is 86% US Treasury and US Government agency securities, 5% adjustable rate mortgage backed securities, 7% corporate bonds, and 2% foreign government bonds.

MASTER FIXED INCOME PORTFOLIO

    For the quarter ending December 31, 1995, your Portfolio's net asset value increased 3.83%, while the Lehman Brothers Government Corporate Bond Index increased 4.66%, the Lehman Brothers Aggregate Bond Index increased 4.26%, and the S&P 500 Index increased 6.02% all with income reinvested. For the year ending December 31, 1995, your Portfolio's net asset value increased 16.43%, while the Lehman Brothers Government Corporate Bond Index increased 19.24%, the Lehman Brothers Aggregate Bond Index increased 18.48%, and the S&P 500 Index increased 37.58% all with income reinvested. At year end, the Portfolio's share price was $10.41 after paying its 30th consecutive monthly dividend (since public inception) from net investment income. The dividend paid on December 31 was $0.05 per share, and the SEC 30 day yield was 4.91%.

    We continue to maintain the long term focus and asset allocation of your Portfolio. This long term focus removes the emotional short term management that can result in being 'whipsawed' by volatile movements in the market. Currently your allocation is 75% fixed income, and 25% lower risk equity-related positions. We made only minor adjustments to the fixed income and equity sectors of your Portfolio during the last six months. This long term focus and allocation plus a favorable market environment has resulted in strong performance since inception.

ENHANCED EQUITY PORTFOLIO

    For the quarter ending December 31, 1995, your Portfolio's net asset value increased 4.32% per share, while the S&P 500 Index increased 6.02%, both with dividends reinvested. At year end, the Portfolio's share price was $12.94 after paying its ninth consecutive quarterly dividend of $0.16 per share. For the 12 months ending December 31, 1995, your portfolio's net asset value increased 35.36% per share while the S&P 500 Index increased 37.58%. Currently, the allocation is about 96% in common stocks, 2% in certain purchased options (both put and call options) and less than 2% in cash.

    The Board of Trustees announced the continuation of voluntary expense caps on all Portfolios. For the year ending December 31, 1996, the adviser has agreed to reimburse expenses that exceed 0.60%, 0.80% and 1.00% of the average daily net assets for the Short Term Government, Master Fixed Income, and Enhanced Equity Portfolios, respectively.

               WE APPRECIATE AND THANK YOU FOR INVESTING WITH US.

      [LOGO]                   [LOGO]                         [LOGO]

Alan L. Lewis                  Charles L. Dobson              John A. Flom
President                      Executive Vice President       Portfolio Manager

                              ANALYTIC SERIES FUND
                      AVERAGE ANNUAL COMPOUND TOTAL RETURN
           (GROWTH RATE), FROM INCEPTION 7/1/93 -- 12/31/95, PERCENT

                                                      Inception     1 year
                                                     -----------  -----------
Short Term Government Portfolio                            4.91        10.54
Master Fixed Income Portfolio                              7.35        16.43
Enhanced Equity Portfolio                                 14.71        35.36

            Please refer to the following page for Universe Comparisons

                           THE ANALYTIC SERIES FUNDS
                             UNIVERSE COMPARISONS*
                   ANNUALIZED RETURN ENDING DECEMBER 31, 1995
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 PERCENTILES      GROWTH                         GROWTH & INCOME                        CORPORATE BONDS
                     1 Yr.    Since Inception                1 Yr.    Since Inception               1 Yr.    Since Inception
95th               45.1525            20.8312              37.9007            17.5319             20.1780             7.0978
75th               35.5515            15.9117              35.5675            15.6452             18.1723             6.6600
median             31.1103            13.6716              32.1442            14.0056             16.8124             5.9191
25th               26.2761            11.5263              29.0421            12.2471             14.6734             5.3386
5th                19.6100             7.9731              21.9537             8.4515             13.3224             4.6747
Enhanced
Equity             35.3620            14.7100              35.3620            14.7100
Master Fixed
Income                                                                                            16.4190             7.3500
Short Term
Government

 PERCENTILES      GOVERNMENT BONDS
                                1 Yr.    Since Inception
95th                          13.4448             5.3764
75th                          12.1639             4.9327
median                        10.6814             4.6133
25th                           9.5876             3.9731
5th                            7.8585             2.5900
Enhanced
Equity
Master Fixed
Income
Short Term                    10.5270             4.9200
Government

*SOURCE: MORNINGSTAR ONDISC.
 DISTRIBUTIONS SHOW 95TH, 75TH, MEDIAN, 25TH AND 5TH PERCENTILES.
 N=NUMBER OF FUNDS IN INVESTMENT OBJECTIVE FOR THAT TIME PERIOD.
 INCEPTION DATE: JULY 1, 1993

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              ENHANCED EQUITY      S & P 500       CPI
                              10           10           10
 Sep-93                 10.16275     10.25892     10.03302
 Dec-93                 10.44942     10.49523     10.11449
 Mar-94                 10.11979     10.09662     10.19358
 Jun-94                 10.21271     10.13891     10.24259
 Sep-94                 10.53609     10.63373     10.33298
 Dec-94                 10.41030     10.63228     10.38887
 Mar-95                 11.34203     11.66738     10.46594
 Jun-95                 12.48116     12.78184     10.56251
 Sep-95                 13.50810     13.78750     10.60250
 Dec-95                 14.09160     14.60910     10.64410

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               MASTER FIXED INCOME PORTFOLIO              LEHMAN BROS. GOVERNMENT/CORPORATE BOND INDEX
 Start                                        10
 Sep-93                                 10.34291                                                      10.33151
 Dec-93                                 10.36347                                                      10.30177
 Mar-94                                 10.07758                                                      9.977755
 Jun-94                                 10.05317                                                      9.854411
 Sep-94                                 10.22936                                                      9.903681
 Dec-94                                  10.2556                                                      9.940155
 Mar-95                                 10.69158                                                       10.4355
 Jun-95                                 11.26963                                                      11.11207
 Sep-95                                  11.4998                                                       11.3248
 Dec-95                                  11.9394                                                       11.8525

                LEHMAN BROS. AGGREGATE BOND INDEX
 Start                                               10
 Sep-93                                        10.26063
 Dec-93                                        10.26619
 Mar-94                                        9.971216
 Jun-94                                        9.868699
 Sep-94                                        9.929029
 Dec-94                                        9.966567
 Mar-95                                        10.46928
 Jun-95                                        11.10718
 Sep-95                                         11.3256
 Dec-95                                          11.808

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                SHORT TERM GOVERNMENT PORTFOLIO         MERRILL LYNCH 1 TO 3 YEAR TREASURY INDEX
                                                   10
 Sep-93                                      10.14351                                    10.14356
 Dec-93                                      10.20028                                    10.20452
 Mar-94                                      10.10191                                    10.15308
 Jun-94                                      10.08968                                     10.1621
 Sep-94                                      10.20486                                    10.26171
 Dec-94                                      10.20065                                    10.26258
 Mar-95                                      10.54287                                    10.60685
 Jun-95                                      10.85659                                    10.94732
 Sep-95                                       11.1745                                     11.1105
 Dec-95                                       11.2745                                     11.3901

SHORT-TERM GOVERNMENT PORTFOLIO                                DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

  Principal                                                                   Maturity      Market
   Amount                                                         Coupon        Date         Value
-------------                                                   -----------  ----------  -------------
U.S. TREASURY OBLIGATIONS--59.78%
$   1,750,000  Treasury Note                                         5.500%     9/30/97  $   1,759,298
    2,500,000  Treasury Note                                         5.625%    11/30/00      2,523,438
    3,000,000  Treasury Note                                         6.125%     5/31/97      3,036,564
    1,500,000  Treasury Note                                         6.375%     7/15/99      1,550,625
    2,000,000  Treasury Note                                         6.875%    10/31/96      2,025,312
    2,500,000  Treasury Note                                         7.250%     2/15/98      2,599,610
    3,000,000  Treasury Note                                         8.125%     2/15/98      3,172,500
                                                                                         -------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $16,581,149)                                                           16,667,347
                                                                                         -------------

U.S. MORTGAGE BACKED SECURITIES--4.89%
  +   921,323  Government National Mortgage Association              7.000%     4/20/22        944,068
  +   408,283  Government National Mortgage Association              7.000%     6/20/23        418,362
                                                                                         -------------
               TOTAL U.S. MORTGAGE BACKED SECURITIES
               (Cost $1,352,499)                                                             1,362,430
                                                                                         -------------

U.S. AGENCY OBLIGATIONS--23.12%
      800,000  Federal Farm Credit Bank                              5.080%     1/15/96        800,125
      500,000  Federal Home Loan Mortgage Corporation                4.350%     4/29/96        498,495
      500,000  Federal Home Loan Mortgage Corporation                6.450%    10/20/99        500,843
      500,000  Federal Home Loan Mortgage Corporation                7.125%     7/21/99        525,313
    1,000,000  Federal National Mortgage Association                 6.750%     4/22/97      1,017,344
      500,000  Federal National Mortgage Association                 8.200%     3/10/98        529,062
      500,000  Federal National Mortgage Association                 9.350%     2/12/96        502,109
      500,000  Private Export Funding Corporation                    8.950%    10/31/97        531,129
      500,000  Student Loan Marketing Assocation                     7.000%      3/3/98        516,875
    1,000,000  Tennessee Valley Authority                            8.250%    11/15/96      1,023,906
                                                                                         -------------
               TOTAL U.S. AGENCY OBLIGATIONS
               (Cost $6,553,357)                                                             6,445,201
                                                                                         -------------

CORPORATE OBLIGATIONS--7.25%
      500,000  Associates Corporate Note                             6.000%     6/15/00        502,813
      500,000  DuPont Note                                           8.650%     12/1/97        526,719
      500,000  EUROFIMA U.S. Dollar Note                             4.875%     1/20/98        493,595
      500,000  Wal Mart Stores, Inc. Note                            5.500%      3/1/98        499,376
                                                                                         -------------
               TOTAL CORPORATE OBLIGATIONS
               (Cost $2,043,566)                                                             2,022,503
                                                                                         -------------

SHORT-TERM GOVERNMENT PORTFOLIO                                DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

  Principal                                                                   Maturity      Market
   Amount                                                         Coupon        Date         Value
-------------                                                   -----------  ----------  -------------
FOREIGN GOVERNMENT BONDS--2.24%
   DM 500,000  Deutschland Republic Bond                             6.375%     2/20/96  $     348,792
   CD 375,000  Government of Canada Bond                             6.500%      8/1/96        276,032
                                                                                         -------------
               TOTAL FOREIGN GOVERNMENT BONDS
               (Cost $591,676)                                                                 624,824
                                                                                         -------------
                                     TOTAL INVESTMENTS--97.28%
                                            (Cost $27,122,247)                              27,122,305
                                                                                         -------------
OTHER ASSETS AND LIABILITIES--2.72%
  Cash Equivalents                                                                             282,036
                            Other Assets and Liabilities (net)                                 475,729
                                                                                         -------------
NET ASSETS--100.00%                                                                      $  27,880,070
                                                                                         -------------
                                                                                         -------------

+ Adjustable Rate

                        SHORT TERM GOVERNMENT PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

ASSETS:
  Securities portfolio at market value (identified cost $27,122,247).............................  $   27,122,305
  Accrued interest receivable....................................................................         470,464
  Cash equivalents...............................................................................         282,036
  Other assets...................................................................................           5,265
                                                                                                   --------------
    Total assets.................................................................................      27,880,070
                                                                                                   --------------
LESS LIABILITIES:
    Total liabilities............................................................................               0
                                                                                                   --------------
  Net assets.....................................................................................  $   27,880,070
                                                                                                   --------------
                                                                                                   --------------
REPRESENTED BY:
  Paid-in capital................................................................................  $   28,229,268
  Realized net loss on investments...............................................................        (349,256)
  Net unrealized appreciation of investments.....................................................              58
                                                                                                   --------------
                                                                                                   $   27,880,070
                                                                                                   --------------
                                                                                                   --------------
  Net asset value, purchase and redemption price per outstanding capital share (2,794,994 capital
   shares outstanding)...........................................................................  $         9.98
                                                                                                   --------------
                                                                                                   --------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Year Ended           Year Ended
                                                                        December 31, 1995    December 31, 1994
                                                                       -------------------  -------------------
OPERATIONS:
  Net investment income..............................................    $     1,523,439      $     1,230,867
  Net realized loss on investments and options.......................           (257,536)             (57,661)
  Change in unrealized appreciation (depreciation) on investments....          1,360,958           (1,174,276)
                                                                       -------------------  -------------------
    Increase (decrease) in net assets from operations................          2,626,861               (1,070)
                                                                       -------------------  -------------------
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income.........................................         (1,523,442)          (1,227,443)
                                                                       -------------------  -------------------
    Decrease in net assets from distributions........................         (1,523,442)          (1,227,443)
                                                                       -------------------  -------------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales of 228,201 and 94,768 capital shares...........          2,264,736              923,304
  Proceeds from 154,571 and 126,061 capital shares issued in
   reinvestment of distributions.....................................          1,523,106            1,227,258
  Redemption of 151,085 and 259,905 capital shares...................         (1,492,184)          (2,538,457)
                                                                       -------------------  -------------------
  Increase (decrease) in net assets from fund share transactions.....          2,295,658             (387,895)
                                                                       -------------------  -------------------
  Net increase (decrease) in net assets..............................          3,399,077           (1,616,408)
    Net assets, beginning of period..................................         24,480,993           26,097,401
                                                                       -------------------  -------------------
    Net assets, end of period........................................    $    27,880,070      $    24,480,993
                                                                       -------------------  -------------------
                                                                       -------------------  -------------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        SHORT TERM GOVERNMENT PORTFOLIO
                            STATEMENT OF OPERATIONS
                               DECEMBER 31, 1995

INVESTMENT INCOME:
  Interest.....................................................                 $ 1,655,743
                                                                                -----------
    Total investment income....................................                   1,655,743
                                                                                -----------
EXPENSES:
  FEES PAID TO ANALYTIC INVESTMENT MANAGEMENT (THE ADVISER):
    Investment advisory and management fees....................                      79,300
    Transfer agent and accounting fees.........................                      56,300
  Registration expenses........................................                       7,331
  Directors' fees and expenses.................................                      15,272
  Custodian fees...............................................                       7,852
  Legal fees...................................................                       6,158
  Auditing.....................................................                      27,673
  Organizational Expenses......................................                       2,746
  Shareholder services, reports and notices....................                       9,610
  Insurance and other expenses.................................                       4,662
                                                                                -----------
                                                                                    216,904
  Reimbursed expenses by the adviser...........................                     (84,600)
                                                                                -----------
    Net Expenses...............................................                     132,304
                                                                                -----------
  Net investment income........................................                   1,523,439
                                                                                -----------
REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
 OPTIONS:
Realized gains (losses):
  Proceeds from sales of investments...........................  $  12,383,777
  Cost of investments sold.....................................     12,641,313
                                                                 -------------
  Realized net loss on investments.............................                    (257,536)
Unrealized gains (losses):
  Change in unrealized appreciation on investments.............                   1,360,958
                                                                                -----------
    Net realized and unrealized loss on investments and
     options...................................................                   1,103,422
                                                                                -----------
      Net increase in net assets from operations...............                 $ 2,626,861
                                                                                -----------
                                                                                -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MASTER FIXED INCOME PORTFOLIO                                  DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

FIXED INCOME SECURITIES

  Principal                                                                        Maturity        Market
   Amount                                                               Coupon       Date           Value
-------------                                                         ----------  -----------  ---------------
U.S. TREASURY OBLIGATIONS--23.18%
$     350,000  Treasury Note                                              5.250%      7/31/98  $       350,110
    1,000,000  Treasury Note                                              5.625%     11/30/00        1,009,375
      500,000  Treasury Note                                              5.875%      6/30/00          510,234
      250,000  Treasury Note                                              6.250%      2/15/03          261,016
      150,000  Treasury Note                                              6.375%      1/15/99          154,641
      250,000  Treasury Note                                              6.375%      8/15/02          262,266
    1,500,000  Treasury Note                                              6.500%      5/15/05        1,597,266
      300,000  Treasury Note                                              7.500%     11/15/16          351,750
      200,000  Treasury Note                                              8.000%     11/15/21          312,695
      200,000  Treasury Note                                              8.000%      5/15/01          223,719
      250,000  Treasury Note                                              8.500%     11/15/00          282,891
      125,000  Treasury Note                                              8.875%      5/15/00          141,914
      275,000  Treasury Note                                              9.125%      5/15/99          306,926
                                                                                               ---------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $5,647,625)                                                                     5,764,803
                                                                                               ---------------

U.S. MORTGAGE BACKED SECURITIES--17.99%
    1,225,000  Federal Home Loan Mortgage Corporation                     7.000%     12/13/25        1,235,719
       54,229  Federal Home Loan Mortgage Corporation                     8.500%       6/1/96           54,507
       46,681  Federal Home Loan Mortgage Corporation                     8.500%       6/1/96           46,927
      119,828  Federal Home Loan Mortgage Gold                            8.000%       5/1/22          124,172
    1,225,000  Federal National Mortgage Association                      7.000%     12/13/25        1,234,571
      148,028  Federal National Mortgage Association                      8.500%       6/1/08          159,734
      105,977  Federal National Mortgage Association                      8.500%       8/1/17          116,980
      617,960  Government National Mortgage Association                   6.500%      11/1/23          612,934
   +  149,626  Government National Mortgage Association                   7.000%      7/20/23          153,320
      125,182  Government National Mortgage Association                   7.500%      9/15/22          128,741
      150,902  Government National Mortgage Association                   7.500%      7/15/23          155,194
       90,846  Government National Mortgage Association                   8.000%     12/15/22           94,645
       71,743  Government National Mortgage Association                   8.500%      9/15/21           75,328
       40,149  Government National Mortgage Association                   9.500%      2/15/21           43,089
       52,823  Government National Mortgage Association                   9.500%     11/15/02           55,843
       13,403  Government National Mortgage Association                  10.000%      6/15/20           14,754
       53,924  Government National Mortgage Association                  10.000%     10/15/20           59,350
       45,669  Government National Mortgage Association                  10.000%     10/15/20           50,253
       52,011  Government National Mortgage Association                  10.000%     11/15/20           57,245
                                                                                               ---------------
               TOTAL U.S. MORTGAGE BACKED SECURITIES
               (Cost $4,420,372)                                                                     4,473,306
                                                                                               ---------------

MASTER FIXED INCOME PORTFOLIO                                  DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

  Principal                                                                        Maturity        Market
   Amount                                                               Coupon       Date           Value
-------------                                                         ----------  -----------  ---------------
U.S. AGENCY OBLIGATIONS--20.40%
$     500,000  Federal Home Loan Bank Medium Term Note                    5.880%      8/20/03  $       503,203
      200,000  Federal Farm Credit Bank                                   8.050%      5/21/07          205,938
    1,000,000  Federal Farm Credit Bank Note                              6.380%       5/1/96        1,002,656
      100,000  Federal Home Loan Bank                                     6.320%      12/4/97          101,687
      175,000  Federal Home Loan Mortgage Corporation                     6.450%     10/20/99          175,295
      525,000  Federal National Mortgage Association                      6.360%      8/16/00          541,180
      200,000  Federal National Mortgage Association                      7.550%      4/22/02          219,750
      400,000  Federal National Mortgage Association                      7.650%      3/10/05          448,625
      300,000  Federal National Mortgage Association                      7.900%      4/10/02          308,531
      200,000  Private Export Funding Corporation                         6.900%      1/31/03          212,698
      250,000  Private Export Funding Corporation                         9.450%     12/31/99          284,753
      500,000  Student Loan Marketing Association                         6.050%      9/14/00          508,907
      300,000  Tennessee Valley Authority                                 6.000%      1/15/97          301,172
      250,000  Tennessee Valley Authority                                 6.375%      6/15/05          258,867
                                                                                               ---------------
               TOTAL U.S. AGENCY OBLIGATIONS
               (Cost $4,976,759)                                                                     5,073,262
                                                                                               ---------------

CORPORATE OBLIGATIONS--13.56%
       95,000  African Development Bank                                   6.750%      10/1/04           99,909
      125,000  Amoco Canada Corporation Bond                              6.750%      2/15/05          131,758
      161,000  Atlantic Richfield Corporation                            10.250%       7/2/00          173,959
      100,000  Australia Commonwealth                                     8.375%      3/15/17          121,347
      170,000  Carolina Power & Light                                     9.000%       4/1/22          181,340
      100,000  Dupont Note                                                6.000%      12/1/01           99,906
      100,000  Dupont Note                                                8.500%      2/15/03          111,721
      220,000  Ford Capital BV                                            9.500%       8/9/00          249,082
      280,000  General Electric Capital                                   8.500%      7/24/08          332,399
      200,000  KFW International Finance                                  7.625%      2/15/04          221,000
      105,000  Kingdom of Sweden                                         11.125%       6/1/15          159,129
      250,000  Kingdom of Sweden                                         12.750%     10/15/97          280,367
      250,000  Liberty Mutual Corporation                                 8.500%       7/8/96          253,281
      100,000  Limited                                                    8.875%      8/15/99          109,604
      250,000  McGraw Hill, Inc.                                          9.430%       9/1/00          286,485
      250,000  Norddeutsche Landesbank Corporate                          6.875%      3/10/03          265,092
      250,000  Premark Corporation Note                                  10.500%      9/15/00          294,411
                                                                                               ---------------
               TOTAL CORPORATE OBLIGATIONS
               (Cost 3,314,266)                                                                      3,370,790
                                                                                               ---------------

MASTER FIXED INCOME PORTFOLIO                                  DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

  Principal                                                                        Maturity        Market
   Amount                                                               Coupon       Date           Value
-------------                                                         ----------  -----------  ---------------
ZERO COUPON BONDS--1.78%
$     250,000  New England Life                                                        2/1/99  $       208,164
       50,000  Kingdom of Sweden                                                       4/1/04           30,554
    1,000,000  Resolution Funding Corp.                                               1/15/21          204,567
                                                                                               ---------------
               TOTAL ZERO COUPON BONDS
               (Cost $391,989)                                                                         443,285
                                                                                               ---------------
TOTAL FIXED INCOME SECURITIES--76.91%
    (Cost $18,751,011)                                                                         $    19,125,446
                                                                                               ---------------
                                                                                               ---------------

+ Adjustable Rate

MASTER FIXED INCOME PORTFOLIO                                  DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS AND OPTIONS
                                                          Investments
                                                    -----------------------
                                                                                    Outstanding Options (* Indicates Put)
                                                                             ----------------------------------------------------
                                                                                                                  Market Value
                                                                                                                -----------------
(CONTINUED)
                                                     Number       Market      Shares    Expiration   Exercise   Options  Options
                                                    of Shares      Value     Optioned      Date       Price     Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   -------  --------
AUTO RELATED--0.00%
  Cooper Tire & Rubber Co.                                                    1,000       Feb 96           25       781
                                                                                                                -------
                                                                                                                    781
                                                                                                                -------

BANKS/SAVINGS & LOANS--0.33%
  Mellon Bank                                         1,500     $    80,625   1,500       Mar 96           45*      469
                                                                -----------                                     -------
                                                                     80,625                                         469
                                                                -----------                                     -------

BREWERY/SPIRITS & TOBACCO--0.29%
  RJR Nabisco Holdings Corporation                    2,000          61,750   2,000       Mar 96           30*    2,500
                                                                              2,000       Jan 96           30     2,500
  U S T, Inc.                                                                 1,500       May 96           30     6,469
                                                                -----------                                     -------
                                                                     61,750                                      11,469
                                                                -----------                                     -------

BROAD-BASED INDEXES--0.28%
  Institutional Index                                                         4,000       Jan 96          640    20,250
  Major Market Index--Reduced Value                                           3,500       Dec 96           40    49,875
                                                                                                                -------
                                                                                                                 70,125
                                                                                                                -------

BROADCAST RADIO & TELEVISION--0.00%
  Comcast Corporation                                                         1,500       Jan 96           20        94
                                                                                                                -------
                                                                                                                     94
                                                                                                                -------

CHEMICALS--0.35%
  Morton International                                                        5,000       Aug 96           35    19,063
  Union Carbide Corporation                                                   2,000       Apr 96         37.5*              4,500
  Witco Corporation                                   2,500          73,125   2,500       Jan 96           30               1,719
                                                                -----------                                     -------  --------
                                                                     73,125                                      19,063     6,219
                                                                -----------                                     -------  --------

COMPUTER SERVICES/SOFTWARE--0.01%
  C U C International, Inc.**                                                 2,000       Feb 96           35     3,250
                                                                                                                -------
                                                                                                                  3,250
                                                                                                                -------

MASTER FIXED INCOME PORTFOLIO                                  DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS AND OPTIONS
                                                          Investments
                                                    -----------------------
                                                                                    Outstanding Options (* Indicates Put)
                                                                             ----------------------------------------------------
                                                                                                                  Market Value
                                                                                                                -----------------
(CONTINUED)
                                                     Number       Market      Shares    Expiration   Exercise   Options  Options
                                                    of Shares      Value     Optioned      Date       Price     Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   -------  --------
COMPUTERS--0.75%
  Silicon Graphic, Inc.**                             1,500     $    41,250   1,500       May 96           30               5,250
  Storage Technology**                                5,000         119,375   5,000       Mar 96           30*   31,250
                                                                -----------                                     -------  --------
                                                                    160,625                                      31,250     5,250
                                                                -----------                                     -------  --------

ELECTRIC/GAS/WATER UTILITIES--0.01%
  Southern California Edison Corporation                                      2,500       Apr 96         17.5     1,484
                                                                                                                -------
                                                                                                                  1,484
                                                                                                                -------

ELECTRONICS--1.53%
  Loral Corporation                                                           1,500       Apr 96           30*                563
  Motorola, Inc.                                      4,000         228,000   4,000       Apr 96           55              25,500
  Texas Instruments, Inc.                             4,000         207,000   4,000       Apr 96           50              27,500
                                                                -----------                                              --------
                                                                    435,000                                                53,563
                                                                -----------                                              --------

ENVIRONMENTAL CONTROL--0.02%
  WMX Techonolgies, Inc.                                                      2,000       Feb 96           30     1,750
                                                                              1,500       Jan 97           35     1,500
  Wheelabrator Technology, Inc.**                                             2,500       Apr 96         17.5     1,328
                                                                                                                -------
                                                                                                                  4,578
                                                                                                                -------

FINANCIAL SERVICES & BROKERS--0.23%
  Advanta Corporation Class B                                                 3,000       Jan 96           40       281
  Block (H.& R.), Inc.                                1,500          60,750   1,500       Jan 96           40               2,719
                                                                -----------                                     -------  --------
                                                                     60,750                                         281     2,719
                                                                -----------                                     -------  --------

FOOD PROCESSING & WHOLESALE--1.02%
  Heinz (H.J.) Co.                                    2,100          69,563   2,100       Jan 96       23.375              20,475
  I B P, Inc.                                         2,000         101,000   2,000       Feb 96           45              14,500
  Coca-Cola Co.                                       2,500         185,625   2,500       Jan 97           50              66,563
                                                                -----------                                              --------
                                                                    356,188                                               101,538
                                                                -----------                                              --------

FOREST PRODUCTS & PAPER--0.68%
  International Paper Co.                             5,000         189,375   5,000       Apr 96           35              20,000
                                                                -----------                                              --------
                                                                    189,375                                                20,000
                                                                -----------                                              --------

MASTER FIXED INCOME PORTFOLIO                                  DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS AND OPTIONS
                                                          Investments
                                                    -----------------------
                                                                                    Outstanding Options (* Indicates Put)
                                                                             ----------------------------------------------------
                                                                                                                  Market Value
                                                                                                                -----------------
(CONTINUED)
                                                     Number       Market      Shares    Expiration   Exercise   Options  Options
                                                    of Shares      Value     Optioned      Date       Price     Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   -------  --------
INSURANCE--0.23%
  American General Corporation                        1,500     $    52,312   1,500       Apr 96           30               8,062
  Foundation Health Corporation**                                             1,000       Feb 96           30    13,000
                                                                -----------                                     -------  --------
                                                                     52,312                                      13,000     8,062
                                                                -----------                                     -------  --------

MEDICAL SUPPLIES & SERVICES--0.38%
  Surgical Care Affiliates, Inc.                                              2,000       Apr 96           25    18,000
  United States Surgical Corporation                  3,000          64,125   3,000       Apr 96           25*   12,000
                                                                -----------                                     -------
                                                                     64,125                                      30,000
                                                                -----------                                     -------

OIL/GAS DOMESTIC--0.35%
  Phillips Petroleum                                  2,000          68,250   2,000       Feb 96         32.5*      687
  Unocal Corporation                                                          2,500       Jan 96           30       312
  Williams Companies                                                          1,000       Feb 96           35     9,125
                                                                              2,000       Feb 96           40     8,500
                                                                -----------                                     -------
                                                                     68,250                                      18,624
                                                                -----------                                     -------

OIL/GAS INTERNATIONAL--1.06%
  Amoco Corporation                                   2,500         179,688   2,500       Jan 97           55              44,375
  Anadarko Petroleum Corporation                                              2,500       Feb 96           50    10,938
  Exxon Corporation                                   2,000         160,250   2,000       Jan 97           60              41,750
                                                                -----------                                     -------  --------
                                                                    339,938                                      10,938    86,125
                                                                -----------                                     -------  --------

PHARMACEUTICALS & BIOTECHNOLOGY--1.09%
  Genentech                                           1,500          79,500   1,500       Jan 96           50*      140
  Molecular Biosystems, Inc.**                            6              41
  Pharmacia and Upjohn Co.                            9,135         353,981   6,300       Jan 96           30             163,012
                                                                -----------                                     -------  --------
                                                                    433,522                                         140   163,012
                                                                -----------                                     -------  --------

RETAIL GENERAL/DEPARTMENT--0.75%
  Nordstrom, Inc.                                     1,500          60,750   1,500       Jan 96           40               2,250
  Sears Roebuck & Co.                                 3,000         117,000   3,000       Jan 96           30*       94
                                                                              2,000       Apr 96           35    10,375
                                                                -----------                                     -------  --------
                                                                    177,750                                      10,469     2,250
                                                                -----------                                     -------  --------

MASTER FIXED INCOME PORTFOLIO                                  DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS AND OPTIONS
                                                          Investments
                                                    -----------------------
                                                                                    Outstanding Options (* Indicates Put)
                                                                             ----------------------------------------------------
                                                                                                                  Market Value
                                                                                                                -----------------
(CONTINUED)
                                                     Number       Market      Shares    Expiration   Exercise   Options  Options
                                                    of Shares      Value     Optioned      Date       Price     Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   -------  --------
SPECIALTY RETAIL/WHOLESALE--0.42%
  Toys "R" Us, Inc.**                                 2,000     $    43,500   2,000       Jan 96         22.5               1,250
  Woolworth F W**                                     5,000          65,000   2,500       Jan 96         12.5               1,875
                                                                              2,500       Jan 96           15                 312
                                                                -----------                                              --------
                                                                    108,500                                                 3,437
                                                                -----------                                              --------

TELECOMMUNICATION UTILITIES--0.04%
  Pacific Telesis Group                                                       5,000       Feb 96         32.5     9,063
                                                                                                                -------
                                                                                                                  9,063
                                                                                                                -------

TELECOMMUNICATION & EQUIPMENT--0.00%
  Airtouch Communications**                                                   2,000       Jan 96           25*                250
                                                                                                                         --------
                                                                                                                              250
                                                                                                                         --------
TOTAL COMMON STOCKS--10.70%
    (Cost $2,594,671)                                           $ 2,661,835
                                                                -----------
PURCHASED PUT AND CALL OPTIONS OUTSTANDING--0.95%
    (Cost $200,991)
                                                                    235,078
                                                                -----------
TOTAL INVESTMENTS--88.56%
    (Cost $21,546,673)                                          $22,022,359

TOTAL LIABILITY FOR PUT AND CALL OPTIONS OUTSTANDING--(1.82%)
                                                                   (452,425)

OTHER ASSETS AND LIABILITIES--13.26%
  Cash Equivalents                                                3,376,539
  Other Assets and Liabilities (net)                                (78,728)
                                                                -----------
NET ASSETS--100.00%                                             $24,867,745
                                                                -----------
                                                                -----------

** Non-income producing security

                         MASTER FIXED INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

ASSETS:
  Securities portfolio at market value (identified cost $21,546,673)............................................  $   22,022,359
  Cash equivalents..............................................................................................       3,376,539
  Accrued interest receivable...................................................................................         313,373
  Dividends receivable..........................................................................................           4,075
  Receivable for investments sold...............................................................................         122,127
  Other assets..................................................................................................           6,247
                                                                                                                  --------------
    Total assets................................................................................................      25,844,720
                                                                                                                  --------------
LESS LIABILITIES:
  Options outstanding at market value (premiums received $410,168)..............................................         452,425
  Payable for investments purchased.............................................................................         438,640
  Payable for capital shares redeemed...........................................................................          85,910
                                                                                                                  --------------
    Total liabilities...........................................................................................         976,975
                                                                                                                  --------------
  Net assets....................................................................................................  $   24,867,745
                                                                                                                  --------------
                                                                                                                  --------------
REPRESENTED BY:
  Paid-in capital...............................................................................................  $   24,466,474
  Undistributed investment income...............................................................................             557
  Realized net loss on investments..............................................................................         (32,715)
  Net unrealized appreciation of investments....................................................................         433,429
                                                                                                                  --------------
                                                                                                                  $   24,867,745
                                                                                                                  --------------
                                                                                                                  --------------
  Net asset value, purchase and redemption price per outstanding capital share (2,387,766 capital shares
    outstanding)................................................................................................  $        10.41
                                                                                                                  --------------
                                                                                                                  --------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Year Ended           Year Ended
                                                                        December 31, 1995    December 31, 1994
                                                                       -------------------  -------------------
OPERATIONS:
  Net investment income..............................................     $     487,209        $     425,541
  Net realized gain (loss) on investments and options................            26,252              (61,666)
  Increase (decrease) in unrealized appreciation on investments and
   options...........................................................           778,853             (522,992)
                                                                       -------------------  -------------------
    Increase (decrease) in net assets from operations................         1,292,314             (159,117)
                                                                       -------------------  -------------------
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income.........................................          (488,984)            (424,511)
  From net realized gains............................................                 0               (3,542)
                                                                       -------------------  -------------------
    Decrease in net assets from distributions........................          (488,984)            (428,053)
                                                                       -------------------  -------------------
FUND SHARE TRANSACTIONS:
  Proceeds from of sales 1,901,469 and 176,690 capital shares........        19,536,159            1,770,765
  Proceeds from 39,530 and 41,175 capital shares issued in
    reinvestment of distributions....................................           396,939              400,820
  Redemption of 201,131 and 355,762 capital shares...................        (2,023,698)          (3,495,584)
                                                                       -------------------  -------------------
  Increase (decrease) in net assets from fund share transactions.....        17,909,400           (1,323,999)
                                                                       -------------------  -------------------
  Net increase (decrease) in net assets..............................        18,712,730           (1,911,169)
    Net assets, beginning of period..................................         6,155,015            8,066,184
                                                                       -------------------  -------------------
    Net assets, end of period........................................     $  24,867,745        $   6,155,015
                                                                       -------------------  -------------------
                                                                       -------------------  -------------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         MASTER FIXED INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS
                               DECEMBER 31, 1995

INVESTMENT INCOME:
  Dividends.............................................................                $     31,278
  Interest..............................................................                     511,296
                                                                                        ------------
    Total investment income.............................................                     542,574
                                                                                        ------------
EXPENSES:
 FEES PAID TO ANALYTIC INVESTMENT MANAGEMENT (THE ADVISER):
    Investment advisory and management fees.............................                      36,600
    Transfer agent and accounting fees..................................                      17,900
  Registration fees.....................................................                       3,685
  Directors' fees and expenses..........................................                       3,856
  Custodian fees........................................................                       4,676
  Organizational expenses...............................................                       3,259
  Legal fees............................................................                       1,534
  Auditing fees.........................................................                       9,049
  Shareholder services, reports and notices.............................                       2,170
  Insurance and other expenses..........................................                       1,115
                                                                                        ------------
    Total expenses......................................................                      83,844
  Expenses paid indirectly..............................................                        (979)
  Reimbursed expenses by the adviser....................................                     (27,500)
                                                                                        ------------
    Net expenses........................................................                      55,365
                                                                                        ------------
  Net investment income.................................................                     487,209
                                                                                        ------------
REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS:
Realized gains:
  Proceeds from sales of investments....................................  $  5,756,907
  Cost of investments sold..............................................     5,756,789
                                                                          ------------
  Realized net gain on investments......................................                         118
                                                                                        ------------
  Premiums received on options closed...................................        36,018
  Cost of closing purchase transactions.................................        21,205
                                                                          ------------
  Realized net gain on options closed...................................                      14,813
  Premiums received on options expired..................................                      11,321
                                                                                        ------------
  Realized net gain on options..........................................                      26,134
                                                                                        ------------
    Total realized net gain.............................................                      26,252
Unrealized gains (losses):
  Change in unrealized appreciation of investments......................       793,786
  Change in unrealized depreciation of options outstanding..............       (14,933)
                                                                          ------------
    Net change in unrealized appreciation...............................                     778,853
                                                                                        ------------
    Net realized and unrealized gain on investments and options.........                     805,105
                                                                                        ------------
      Net increase in net assets from operations........................                $  1,292,314
                                                                                        ------------
                                                                                        ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------

AEROSPACE & DEFENSE--1.87%
  Boeing Co.                                     200   $      15,675
  McDonnell Douglas Corporation                  300          27,600
                                                       -------------
                                                              43,275
                                                       -------------

AIR TRANSPORTATION--0.32%
  A.M.R. Corporation**                           100           7,425
                                                       -------------
                                                               7,425
                                                       -------------

AUTO RELATED--0.55%
  Genuine Parts Co.                              200           8,200
  Goodyear Tire & Rubber Co.                     100           4,538
                                                       -------------
                                                              12,738
                                                       -------------

AUTOS & TRUCKS--1.42%
  Chrysler Corporation                           100           5,538
  Ford Motor Co.                                 400          11,600
  General Motors Corporation                     300          15,863
                                                       -------------
                                                              33,001
                                                       -------------

BANKS/SAVINGS & LOANS--4.99%
  Banc One Corporation                           247           9,324
  Bankamerica Corporation                        400          25,900
  Barnett's Bank, Inc.                           100           5,900
  Citicorp                                       400          26,900
  Chemical Banking Corporation                   200          11,750
  J.P. Morgan & Co.                              100           8,025
  Nationsbank Corporation                        400          27,850
                                                       -------------
                                                             115,649
                                                       -------------

BREWERY/SPIRITS & TOBACCO--0.97%
  American Brands, Inc.                          100           4,463
  RJR Nabisco Holdings Corporation               360          11,115
  Seagram Co., Ltd.                              200           6,925
                                                       -------------
                                                              22,503
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
BROAD-BASED INDEXES--13.20%
  NASDAQ 100 Index                                     $                     700       Mar 96          630        7,613
  S & P 100 Index-OEX                                                      1,000       Feb 96          560*       3,375
                                                                           1,500       Jan 96          570       27,750
  S & P 500 Index-SPX                                                      1,600       Mar 96          620*      21,200
  S & P 500 Depository Receipt                 4,000         245,938
                                                       -------------                                          ---------
                                                             245,938                                             59,938
                                                       -------------                                          ---------

BROADCAST RADIO & TELEVISION--0.98%
  Capital Citites/ABC, Inc.                      100          12,338
  US West Media Group**                          200           3,800
  Viacom, Inc. Class A**                          16             740
  Viacom, Inc. Class B**                         121           5,732
                                                       -------------
                                                              22,610
                                                       -------------

BUILDING/PACKAGE MATERIALS--0.27%
  Masco Corporation                              200           6,275
                                                       -------------
                                                               6,275
                                                       -------------

CHEMICALS--3.42%
  Du Pont (E.I.) De Nemours                      500          34,938
  Dow Chemical                                   100           7,038
  Monsanto Co.                                   100          12,250
  P.P.G. Industries, Inc.                        300          13,725
  Union Carbide Corporation                      300          11,250
                                                       -------------
                                                              79,201
                                                       -------------

COMPUTER SERVICES/SOFTWARE--2.11%
  Microsoft Corporation**                        300          26,325
  Oracle Corporation**                           400          16,950
  Sybase, Inc.**                                 200           7,200         200       Jan 97           35                    1,613
                                                       -------------                                                     -----------
                                                              50,475                                                          1,613
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
COMPUTERS--2.29%
  Apple Computer, Inc.                           100   $       3,188
  Compaq Computer Corporation**                  200           9,600
  Digital Equipment Corporation**                200          12,825
  International Business Machines
   Corporation                                   300          27,525
                                                       -------------
                                                              53,138
                                                       -------------

COSMETICS & PERSONAL CARE--0.78%
  Avon Products, Inc.                            100           7,537
  Gillette Co.                                   200          10,425
                                                       -------------
                                                              17,962
                                                       -------------

ELECTRIC/GAS/WATER UTILITIES--3.31%
  Consolidated Edison of New York                200           6,400
  Dominion Resources, Inc.                       200           8,250
  Duke Power Co.                                 200           9,475
  Entergy Corporation                            400          11,700
  Pacific Gas & Electric                         500          14,187
  Southern California Edison Corporation         400           7,100
  Southern Co.                                   800          19,700
                                                       -------------
                                                              76,812
                                                       -------------

ELECTRICAL EQUIPMENT--0.33%
  A.M.P., Inc., Pennsylvania                     200           7,675
                                                       -------------
                                                               7,675
                                                       -------------

ELECTRONICS--6.41%
  General Electric Co.                           800          57,600
  General Motors--Class E                        300          15,600
  Hewlett-Packard Co.                            300          25,125
  Intel Corporation                              400          22,700
  Motorola, Inc.                                 400          22,800
  Polaroid Corporation                           100           4,737
                                                       -------------
                                                             148,562
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
ENTERTAINMENT/ADVERTISING--1.15%
  Disney (Walt) Co.                              200   $      11,800
  Harrah's Entertainment**                       300           7,275
  Time Warner, Inc.                              200           7,575
                                                       -------------
                                                              26,650
                                                       -------------

ENVIRONMENTAL CONTROL--0.25%
  Browning-Ferris Industries                     200           5,900
                                                       -------------
                                                               5,900
                                                       -------------

FINANCIAL SERVICES & BROKERS--1.99%
  American Express Co.                           300          12,413
  Edwards (A.G.), Inc.                           250           5,969
  Federal National Mortgage Association          100          12,412
  Merrill Lynch & Co.                            300          15,300
                                                       -------------
                                                              46,094
                                                       -------------

FOOD PROCESSING & WHOLESALE--7.36%
  Archer Daniels Midland                         630          11,340
  Coca-Cola Co.                                  700          51,975
  General Mills, Inc.                            200          11,550
  Kellogg Co.                                    200          15,450
  Pepsico, Inc.                                  400          22,350
  Philip Morris Companies, Inc.                  500          45,250
  Sara Lee Corporation                           400          12,750
                                                       -------------
                                                             170,665
                                                       -------------

FOREST PRODUCTS & PAPER--1.41%
  International Paper Co.                        200           7,575
  Kimberly Clark Corporation                     200          16,550
  Weyerhaeuser Co.                               200           8,650
                                                       -------------
                                                              32,775
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
HOME CONSTRUCTION/TOOLS/FURNISHINGS--0.51%
  Fluor Corporation                              100   $       6,600
  Whirlpool Corporation                          100           5,325
                                                       -------------
                                                              11,925
                                                       -------------

HOUSEHOLD PRODUCTS/WARES--1.85%
  Colgate-Palmolive Co.                          100           7,025
  Procter & Gamble Co.                           400          33,200
  Rubbermaid, Inc.                               100           2,550
                                                       -------------
                                                              42,775
                                                       -------------

INSURANCE--2.51%
  Aetna Life & Casualty Company                  100           6,925
  Allstate Corporation                           185           7,608
  American General Corporation                   200           6,975
  America International Group                    300          27,750
  Reliastar Financial Corporation                200           8,875
                                                       -------------
                                                              58,133
                                                       -------------

IRON & STEEL--0.25%
  Nucor Corporation                              100           5,712
                                                       -------------
                                                               5,712
                                                       -------------

MACHINE CONSTRUCTIONS/DIVERSIFIED--0.51%
  Caterpillar, Inc.                              200          11,750
                                                       -------------
                                                              11,750
                                                       -------------

MEDICAL SUPPLIES & SERVICES--0.80%
  Baxter International, Inc.                     200           8,375
  Columbia HCA/Healthcare Corporation            200          10,150
                                                       -------------
                                                              18,525
                                                       -------------
Metals & Mining--0.72%
  Aluminum Company of America                    200          10,575
  Phelps Dodge Corporation                       100           6,225
                                                       -------------
                                                              16,800
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
MISCELLANEOUS MANUFACTURING--1.56%
  Allied Signal Corporation                      200   $       9,500
  Eastman Kodak Co.                              200          13,400
  Minnesota Mining & Manufacturing               200          13,250
                                                       -------------
                                                              36,150
                                                       -------------

OFFICE/BUSINESS EQUIPMENT--0.24%
  Harris Corporation                             100           5,462
                                                       -------------
                                                               5,462
                                                       -------------

OIL/GAS DOMESTIC--1.62%
  Atlantic Richfield Co.                         100          11,075
  Occidental Petroleum                           400           8,550
  Pennzoil Co.                                   100           4,225
  Tenneco, Inc.                                  100           4,962
  Unocal Corporation                             300           8,737
                                                       -------------
                                                              37,549
                                                       -------------

OIL/GAS INTERNATIONAL--7.38%
  Amoco Corporation                              300          21,563
  Chevron Corporation                            400          21,000
  Exxon Corporation                              600          48,075
  Mobil Corporation                              200          22,400
  Royal Dutch Petroleum                          300          42,338
  Texaco, Inc.                                   200          15,700
                                                       -------------
                                                             171,076
                                                       -------------

OIL EQUIPMENT/EXPLORATION & SERVICES--0.43%
  Dresser Industries, Inc.                       200           4,875
  Halliburton Co.                                100           5,062
                                                       -------------
                                                               9,937
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
PHARMACEUTICALS & BIOTECHNOLOGY--8.46%
  Abbott Laboratories                            400   $      16,700
  American Home Products Corporation             100           9,700
  Bristol Myers Squibb Co.                       200          17,175
  Johnson & Johnson                              400          34,250
  Merck & Co.                                    700          46,025
  Pfizer, Inc.                                   400          25,200
  Pharmacia and
   Upjohn Co.                                    145           5,619
  Schering-Plough                                400          21,900
  Warner-Lambert                                 200          19,425
                                                       -------------
                                                             195,994
                                                       -------------

PUBLISHING--0.54%
  Dun & Bradstreet Corporation                   100           6,475
  Gannett, Inc.                                  100           6,137
                                                       -------------
                                                              12,612
                                                       -------------

RAILROAD/TRUCKING/MISCELLANEOUS--0.97%
  Norfolk Southern Corporation                   200          15,875
  Union Pacific Corporation                      100           6,600
                                                       -------------
                                                              22,475
                                                       -------------

RESTAURANTS & LODGING--1.03%
  Darden Restaurants, Inc.                       200           2,375
  McDonald's Corporation                         400          18,050
  Promus Hotel Corporation**                     150           3,337
                                                       -------------
                                                              23,762
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
RETAIL GENERAL/DEPARTMENT--2.91%
  Gap, Inc.                                      200   $       8,400
  Penney (J.C.) Co.                              200           9,525
  K Mart Corporation                             300           2,175
  May Department Stores Co.                      300          12,675
  Sears Roebuck & Co.                            200           7,800
  Wal-Mart Stores, Inc.                        1,200          26,850
                                                       -------------
                                                              67,425
                                                       -------------

RETAIL GROCERY/DRUG STORES--0.28%
  Albertsons, Inc.                               200           6,575
                                                       -------------
                                                               6,575
                                                       -------------

SPECIALTY RETAIL/WHOLESALE--1.34%
  Home Depot Inc.                                 95           4,548
  Lowe's Companies                               200           6,700
  Mattel, Inc.                                   500          15,375
  Toys "R" Us, Inc.**                            200           4,350
                                                       -------------
                                                              30,973
                                                       -------------

TELECOMMUNICATION UTILITIES--7.79%
  Ameritech Corporation                          200   $      11,800
  Bell Atlantic Corporation                      400          26,750
  Bellsouth Corporation                          400          17,400
  G.T.E. Corporation                             300          13,200
  M.C. I. Communications                         300           7,837
  Nynex Corporation                              400          21,600
  S.B.C. Communications, Inc.                    400          23,000
  American Telephone & Telegraph                 800          51,800
  U.S. West, Inc.                                200           7,150
                                                       -------------
                                                             180,537
                                                       -------------

ENHANCED EQUITY PORTFOLIO                                      DECEMBER 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                                  Outstanding Options (* Indicates Put)
                                                                      --------------------------------------------------------------
                                                 Investments                                                       Market Value
                                          --------------------------                                          ----------------------
                                            Number        Market        Shares     Expiration     Exercise     Options     Options
                                           of Shares       Value       Optioned       Date         Price       Bought       Sold
                                          -----------  -------------  -----------  -----------  ------------  ---------  -----------
TELECOMMUNICATIONS & EQUIPMENT--0.56%
  Airtouch Communications**                      200   $       5,650
  D.S.C. Communications**                        200           7,375
                                                       -------------
                                                              13,025
                                                       -------------
TOTAL COMMON STOCK--95.12%
  (Cost $1,784,497)                                    $   2,204,495
                                                       -------------
TOTAL OPTIONS PURCHASED--2.58%
  (Cost $59,938)                                              59,938
                                                       -------------
TOTAL INVESTMENTS--97.71%
  (Cost $1,835,685)                                        2,264,433
                                                       -------------
TOTAL OPTIONS SOLD--(0.07%)
  (Premiums $1,292)                                           (1,613)
                                                       -------------

OTHER ASSETS AND LIABILITIES--2.36%
  Cash Equivalents                                            42,632
  Other Assets and Liabilities (net)                          12,149
                                                       -------------

NET ASSETS--100.00%
                                                       $   2,317,601
                                                       -------------
                                                       -------------

------------------------
** Non-income producing security

                           ENHANCED EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

ASSETS:
  Securities portfolio at market value (identified cost $1,835,685)..............................................  $   2,264,433
  Cash equivalents...............................................................................................         42,632
  Dividends receivable...........................................................................................          3,414
  Interest receivable............................................................................................            152
  Other assets...................................................................................................          8,750
                                                                                                                   -------------
    Total assets.................................................................................................      2,319,381
                                                                                                                   -------------
LESS LIABILITIES:
  Options outstanding at market value (premiums received $1,292).................................................          1,613
  Payable for capital shares redeemed............................................................................            167
                                                                                                                   -------------
    Total liabilities............................................................................................          1,780
                                                                                                                   -------------
  Net assets.....................................................................................................  $   2,317,601
                                                                                                                   -------------
                                                                                                                   -------------
REPRESENTED BY:
  Paid-in capital................................................................................................  $   1,889,174
  Net unrealized appreciation of investments.....................................................................        428,427
                                                                                                                   -------------
                                                                                                                   $   2,317,601
                                                                                                                   -------------
                                                                                                                   -------------
  Net asset value, purchase and redemption price per outstanding capital share (179,121 capital shares
   outstanding)..................................................................................................  $       12.94
                                                                                                                   -------------
                                                                                                                   -------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Year Ended December  Year Ended December
                                                                            31, 1995             31, 1994
                                                                       -------------------  -------------------
OPERATIONS:
  Net investment income..............................................      $    37,243          $    38,246
  Net realized gain (loss) on investments and options................           25,830               (6,665)
  Change in unrealized appreciation (depreciation) on investments and
   options...........................................................          475,306              (35,796)
                                                                       -------------------  -------------------
    Increase (decrease) in net assets from operations................          538,379               (4,215)
                                                                       -------------------  -------------------
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income.........................................          (37,803)             (37,990)
  From net realized gains............................................          (19,165)                   0
                                                                       -------------------  -------------------
    Decrease in net assets from distributions........................          (56,968)             (37,990)
                                                                       -------------------  -------------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales of 79,259 and 68,332 capital shares............          918,435              685,379
  Proceeds from 4,599 and 3,782 capital shares issued in reinvestment
   of distributions..................................................           56,617               37,254
  Redemption of 58,462 and 7,267 capital shares......................         (650,359)             (71,487)
                                                                       -------------------  -------------------
  Increase in net assets from fund share transactions................          324,693              651,146
                                                                       -------------------  -------------------
  Net increase in net assets.........................................          806,104              608,941
    Net assets, beginning of period..................................        1,511,497              902,556
                                                                       -------------------  -------------------
    Net assets, end of period........................................      $ 2,317,601          $ 1,511,497
                                                                       -------------------  -------------------
                                                                       -------------------  -------------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           ENHANCED EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                               DECEMBER 31, 1995

INVESTMENT INCOME:
  Dividends.................................................................              $   44,580
  Interest..................................................................                   2,185
                                                                                          ----------
    Total investment income.................................................                  46,765
                                                                                          ----------
EXPENSES:
  FEES PAID TO ANALYTIC INVESTMENT MANAGEMENT (THE ADVISER):
    Investment advisory and management fees.................................                  11,000
    Transfer agent and accounting fees......................................                   4,600
  Registration expenses.....................................................                   2,915
  Organizational expenses...................................................                   4,565
  Custodian fees............................................................                   1,419
  Directors' fees and expenses..............................................                     993
  Auditing fees.............................................................                   3,300
  Legal fees................................................................                     400
  Shareholder services, reports and notices.................................                     583
  Insurance and other expenses..............................................                     287
                                                                                          ----------
    Total expenses..........................................................                  30,062
  Expenses paid indirectly..................................................                  (5,240)
  Reimbursed expenses by the Adviser........................................                 (15,300)
                                                                                          ----------
    Net expenses............................................................                   9,522
                                                                                          ----------
      Net investment income.................................................                  37,243
                                                                                          ----------
REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS:
Realized gains:
  Proceeds from sales of investments........................................  $  370,439
  Cost of investments sold..................................................     346,699
                                                                              ----------
  Realized net gain on investments..........................................                  23,740
                                                                                          ----------
  Premiums received on options closed.......................................       6,920
  Cost of closing purchase transactions.....................................       4,830
                                                                              ----------
    Realized net gain on options closed.....................................                   2,090
                                                                                          ----------
  Total realized net gain...................................................                  25,830
Unrealized gains (losses):
  Change in unrealized appreciation of investments..........................     477,172
  Change in unrealized depreciation of options outstanding..................      (1,866)
                                                                              ----------
  Net change in unrealized appreciation.....................................                 475,306
                                                                                          ----------
  Net realized and unrealized gain on investments and options...............                 501,136
                                                                                          ----------
    Net increase in net assets from operations..............................              $  538,379
                                                                                          ----------
                                                                                          ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                            THE ANALYTIC SERIES FUND
                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Analytic Series Fund (the "Fund") was organized on November 18, 1992, under the laws of the state of Delaware, and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end diversified investment company or "mutual fund" consisting of three separate portfolios. These portfolios are: the Short Term Government Portfolio, the Master Fixed Income Portfolio and the Enhanced Equity Portfolio. Operations commenced on November 30, 1992.

INVESTMENT VALUATION--Investments and outstanding options (collectively referred to as investments) are stated at market value. Investments traded on securities exchanges are valued at the last sale price on the day of valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices. Bonds and fixed income investments will be valued on the basis of prices provided by a pricing service when such prices are believed to reflect fair market value.

INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses from investment transactions are reported on an identified cost basis for both financial statement and Federal income tax purposes.

OPTION ACCOUNTING PRINCIPLES--When a call or put option is written in a Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the last current bid and asked prices.

When a call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When a Portfolio writes a put option, cash equal to the exercise price is placed in an interest-bearing escrow account to secure the outstanding put option. When a put option expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction, the cash is released from escrow, and the liability related to such option is extinguished. When a put option is exercised, the Portfolio uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

THE SHARE PRICE OF EACH PORTFOLIO--The share price or "net asset value" per share of each Portfolio is computed once daily at 4:30 P.M. Eastern Time, after the close of trading of the New York Stock Exchange and various option exchanges on each day the exchanges are open for trading. The share price for each Portfolio is calculated by dividing the total value of the Portfolio's assets, less the sum of liabilities and the value of outstanding options, by the outstanding shares of the Portfolio.

FEDERAL INCOME TAXES--It is the Fund's intention to comply with the provisions of the Internal Revenue Code enabling each Portfolio to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income taxes has been made.

The Short Term Government and the Master Fixed Income Portfolios have unused capital loss carryfowards of $349,256 and $32,715, respectively, at December 31, 1995. These realized losses are intended to be used to offset future net capital gains.

The cost of investments (including options) for federal income tax purposes is the same as for the cost for financial statement purposes at December 31, 1995.

Net unrealized appreciation/(depreciation) of investments and options held at December 31, 1995, since date of acquisition, was:

                                                 Aggregate         Aggregate
                                                   Gross             Gross       Net Unrealized
                                              Unrealized Gain   Unrealized Loss       Gain
                                              ----------------  ---------------  --------------
Short Term Government Portfolio.............     $  400,416       $  (400,358)     $       58
Master Fixed Income Portfolio...............        674,095          (240,666)        433,429
Enhanced Equity Portfolio...................        469,001           (40,574)        428,427

ORGANIZATION EXPENSES--Organization expenses will be amortized over a period from November 30, 1992 not exceeding five years. In the event that Analytic Investment Management, Inc.(the "Adviser") or any subsequent holder redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Adviser (or any subsequent holder) shall bear the unamortized organization expenses.

2.  INVESTMENT MANAGEMENT AGREEMENT AND "AFFILIATED PERSONS"

The Adviser is a wholly-owned subsidiary of United Asset Management Corporation.

As compensation for furnishing investment advisory, management and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement each Portfolio of the Fund pays the Adviser an annual fee based on the average daily net assets of that Portfolio. These annual fee schedules are:

Short Term Government Portfolio............................................................       0.30%
Master Fixed Income Portfolio..............................................................       0.45%
Enhanced Equity Portfolio..................................................................       0.60%

The Adviser also acts as the Fund's transfer agent, dividend disbursing agent and shareholder relations servicing agent for which each Portfolio pays a fee based on the number of accounts and the average daily net assets of each Portfolio. Each Portfolio also pays the Adviser a fee based on its average daily net assets to perform various accounting services including the calculation of its daily share price and maintaining its general accounting records. The Adviser voluntarily agreed to reimburse expenses that exceed 0.45%, 0.60% and 0.70% of average daily net assets for the Short Term Government, Master Fixed Income and Enhanced Equity Portfolios, respectively, for the years ended December 31, 1993 and 1994. For the year ended December 31, 1995, the Adviser voluntarily agreed to reimburse expenses that exceeded 0.50%, 0.70% and 0.80% of average daily net assets for the Short Term Government, Master Fixed Income and Enhanced Equity Portfolios, respectively.

At December 31, 1995, seven officers and one trustee of the Fund are also officers and director of the Adviser.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1995, the cost basis of purchases and proceeds of sales (including $86,037 premiums for call options exercised in the Master Fixed Income Portfolio) aggregated:

                                                                         Cost of      Proceeds of
                                                                        Purchases        Sales
                                                                      -------------  -------------
Short Term Government Portfolio.....................................  $  14,410,482  $  12,383,777
Master Fixed Income Portfolio.......................................     21,019,335      5,756,789
Enhanced Equity Portfolio...........................................        686,527        370,439

Transactions in option contracts written in the Master Fixed Income Portfolio were as follows:

                                                                             Number of
                                                                             Contracts     Premiums
                                                                           -------------  ----------
Outstanding at beginning of period.......................................          355    $  117,175
Options written..........................................................          687       429,948
Options terminated in closing purchase transactions......................         (160)      (36,018)
Options expired..........................................................         (259)      (89,616)
Options exercised........................................................         (116)      (11,321)
                                                                                 -----    ----------
Outstanding at December 31, 1995.........................................          507    $  410,168
                                                                                 -----    ----------
                                                                                 -----    ----------

Transactions in option contracts written in the Enhanced Equity Portfolio were as follows:

                                                                              Number of
                                                                              Contracts      Premiums
                                                                           ---------------  -----------
Outstanding at beginning of period.......................................            20      $   6,920
Options written..........................................................             2          1,292
Options terminated in closing purchase transactions......................           (20)        (6,920)
                                                                                    ---     -----------
Outstanding at December 31, 1995.........................................             2      $   1,292
                                                                                    ---     -----------
                                                                                    ---     -----------

At December 31, 1995 , portfolio securities valued at $2,062,313 and $7,200 were held in escrow by the custodian in connection with covered call options written in the Master Fixed Income Portfolio and the Enhanced Equity Portfolio, respectively. There were no option contracts written in the Short Term Government Portfolio.

4.  AFFILIATED SHAREHOLDERS

At December 31, 1995, excluding ownership by the Advisers retirement plan, certain officers and trustees owned 5% of the Enhanced Equity Portfolio and 6% of the Short Term Government Portfolio.

5.  REIMBURSED EXPENSES

The Fund has entered into an agreement whereby certain operating expenses of the Fund are reimbursed by a broker, based upon a percentage of commissions earned by the broker for execution of portfolio transactions. For the year ended December 31, 1995, such expenses amounted to $5,240 and $979 in the Enhanced Equity and Master Fixed Income Portfolios, respectively. Gross commission rates for this broker are consistent with those of other brokers utilized by the Fund.

SHORT TERM GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                       One Month
                                      Year Ended      Year Ended      Year Ended         Ended
                                     December 31,    December 31,    December 31,    December 31,
                                         1995            1994            1993            1992
                                    --------------  --------------  --------------  ---------------
Net asset value, beginning of
 period...........................    $     9.55      $    10.03      $    10.03       $   10.00
                                    --------------  --------------  --------------  ---------------

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income...........          0.56            0.48            0.53            0.05
  Net gains or losses on
   securities
   (both realized and
   unrealized)....................          0.43          (0.48)            0.00            0.03
                                    --------------  --------------  --------------  ---------------
    Total from investment
     operations...................          0.99            0.00            0.53            0.08

  LESS DISTRIBUTIONS
  Dividends (from net investment
   income)........................          0.56            0.48            0.53            0.05
  Distributions (from capital
   gains).........................          0.00            0.00            0.00            0.00
                                    --------------  --------------  --------------  ---------------
    Total distributions...........          0.56            0.48            0.53            0.05
                                    --------------  --------------  --------------  ---------------
Net asset value, end of period....    $     9.98      $     9.55      $    10.03       $   10.03
                                    --------------  --------------  --------------  ---------------
                                    --------------  --------------  --------------  ---------------
TOTAL RETURN......................         10.65%           0.00%           5.37%           9.38%+
                                    --------------  --------------  --------------  ---------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...    $   27,880      $   24,481      $   26,097       $   7,619
Ratio of expenses to average net
 assets**.........................          0.50%           0.45%           0.45%           0.45%+
Ratio of net investment income to
 average net assets**.............          5.76%           5.37%           4.91%           5.45%+
Portfolio turnover rate...........         10.15%           3.21%          85.69%           0.00%

**Net  of expense  reimbursements of  .32%, .40%, .30%  and .32%  of average net assets, respectively.
 + Annualized

MASTER FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                         One Month
                                      Year Ended      Year Ended       Year Ended          Ended
                                     December 31,    December 31,     December 31,     December 31,
                                         1995            1994             1993             1992
                                    --------------  ---------------  ---------------  ---------------
Net asset value, beginning of
 period...........................    $     9.50       $   10.26        $   10.06        $   10.00
                                    --------------  ---------------  ---------------  ---------------

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income...........          0.61            0.64             0.67             0.04
  Net gains or losses on
   securities
   (both realized and
   unrealized)....................          0.91          (0.75)             0.41             0.06
                                    --------------  ---------------  ---------------  ---------------
    Total from investment
     operations...................          1.52          (0.11)             1.08             0.10

  LESS DISTRIBUTIONS
  Dividends (from net investment
   income)........................          0.61            0.64             0.67             0.04
  Distributions (from capital
   gains).........................          0.00            0.01             0.21             0.00
                                    --------------  ---------------  ---------------  ---------------
    Total distributions...........          0.61            0.65             0.88             0.04
                                    --------------  ---------------  ---------------  ---------------
Net asset value, end of period....    $    10.41       $    9.50        $   10.26        $   10.06
                                    --------------  ---------------  ---------------  ---------------
                                    --------------  ---------------  ---------------  ---------------
TOTAL RETURN......................         16.43%         (1.04)%           10.94%           13.09%+
                                    --------------  ---------------  ---------------  ---------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...    $   24,868       $   6,155        $   8,066        $   9,219
Ratio of expenses to average net
 assets (1).......................          0.69%           0.60%            0.60%            0.60%+
Ratio of net investment income to
 average net assets...............          5.99%           7.16%            6.39%            5.63%+
Portfolio turnover rate...........         31.82%          44.30%          105.39%            0.00%
Average commission rate (2).......        0.0277

(1) Net of expense reimbursements of .34%, .57%, .44% and .45% of average net assets, respectively.
(2) The formula for calculating the average commission rate is total commissions paid divided by the total shares purchased and sold. Each option contract is 100 shares.
 + Annualized

ENHANCED EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                         One Month
                                      Year Ended       Year Ended       Year Ended         Ended
                                     December 31,     December 31,     December 31,     December 31,
                                         1995             1994             1993             1992
                                    ---------------  ---------------  ---------------  --------------
Net asset value, beginning of
 period...........................     $    9.83        $   10.15        $   10.02       $    10.00
                                    ---------------  ---------------  ---------------  --------------

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income...........          0.23             0.28             0.40             0.01
  Net gains or losses on
   securities
   (both realized and
   unrealized)....................          3.22           (0.32)             0.62             0.02
                                    ---------------  ---------------  ---------------  --------------
    Total from investment
     operations...................          3.45           (0.04)             1.02             0.03

  LESS DISTRIBUTIONS
  Dividends (from net investment
   income)........................          0.23             0.28             0.40             0.01
  Distributions (from capital
   gains).........................          0.11             0.00             0.37             0.00
  Return of capital...............          0.00             0.00             0.12             0.00
                                    ---------------  ---------------  ---------------  --------------
    Total distributions...........          0.34             0.28             0.89             0.01
                                    ---------------  ---------------  ---------------  --------------
Net asset value, end of period....     $   12.94        $    9.83        $   10.15       $    10.02
                                    ---------------  ---------------  ---------------  --------------
                                    ---------------  ---------------  ---------------  --------------
TOTAL RETURN......................         35.36%          (0.37)%           10.07%            4.08%+
                                    ---------------  ---------------  ---------------  --------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...     $   2,318        $   1,511        $     903       $   12,823
Ratio of expenses to average net
 assets (1).......................          0.50%            0.24%            0.57%            0.70%+
Ratio of net investment income to
 average net assets...............          2.02%            3.24%            2.16%            1.66%+
Portfolio turnover rate...........         10.15%           24.75%           76.34%           25.20%
Average commission rate (2).......        0.0431

(1) Net of expense reimbursements of .83%, 1.11%, .47% and .50% of average net assets, respectively.
(2) The formula for calculating the average commission rate is total commissions paid divided by the total shares purchased and sold. Each option contract is 100 shares.
 + Annualized

INDEPENDENT AUDITORS' REPORT
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE ANALYTIC SERIES FUND:

    We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments and options, of The Analytic Series Fund (comprised of The Short Term Government, The Master Fixed Income and The Enhanced Equity Portfolios) as of December 31,1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the one month ended December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and outstanding options at December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Analytic Series Fund as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the one month ended December 31, 1992, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 2, 1996

OFFICERS AND DIRECTORS
CHAIRMAN OF THE             Dr. Sheen T.
BOARD OF DIRECTORS........  Kassouf
PRESIDENT.................  Alan L. Lewis
EXECUTIVE VICE PRESIDENT
AND SECRETARY.............  Charles L. Dobson
TREASURER.................  Alan R. Adelman
                            Deborah D.
SENIOR VICE PRESIDENT.....  Boedicker
VICE PRESIDENT AND
PRINCIPAL
ACCOUNTING OFFICER........  Ricardo R. Porras
VICE PRESIDENT............  Deborah Sheflin
TRUSTEE...................  Michael D. Butler
TRUSTEE...................  Michael Koehn
                            Dr. Robert E.
TRUSTEE...................  Villagrana
                            Robertson
TRUSTEE...................  Whittemore

INVESTMENT ADVISER

Analytic Investment Management, Inc.
2222 Martin Street, Suite 230
Irvine, California 92715-1454

TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT,
AND SHAREHOLDER RELATIONS SERVICING AGENT

Analytic Investment Management, Inc.
2222 Martin Street, Suite 230
Irvine, California 92715-1454

CUSTODIAN

Bank of California, N.A.
Mutual Fund Services, 11th Floor
475 Sansome Street
San Francisco, California 94111

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, California 92626

COUNSEL

Paul, Hastings, Janofsky & Walker
555 South Flower Street, 22nd Floor
Los Angeles, California 90071

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